JOINT VENTURE CORPORATION - AURORA MINERALS LTD. (Tables)	9 Months Ended
Dec. 31, 2025
JOINT VENTURE CORPORATION - AURORA MINERALS LTD.
Summarized financial information of Aurora Minerals
	December 31, 2025	December 31, 2024
Current assets	$230,328	N/A
Non-current assets	$nil	N/A
Current liabilities	$10,000	N/A
Expenses	$8,139,902	N/A
Net loss	$8,139,902	N/A